Income tax expenses	12 Months Ended
Jun. 30, 2018
Disclosure of income tax [Abstract]
Disclosure of income tax [text block]
7	Income tax expenses

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and consolidated affiliated entities in the PRC. It also has a wholly-owned subsidiary in Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, the statutory income tax rate is 16.5%. Subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Under the Enterprise Income Tax (“EIT”) Law, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that are entitled to tax holidays or exemptions.

According to the Implementation Rules for the Law for Promoting Private Education in 2004, or the 2004 Implementing Rules, private schools, whether requiring reasonable returns or not, may enjoy preferential tax treatment. The 2004 Implementing Rules provide that the relevant authorities under the State Council may introduce preferential tax treatments and related policies applicable to private schools requiring reasonable returns.
For the year ended June 30, 2018, the Company’s affiliated schools have historically benefitted from the corporate income exemption treatment since their respective establishments.

Confirmed by the local tax authorities, the schools sponsored by the Group are exempt from income taxes for the years ended
June 30, 2016, 2017 and 2018. The Company’s PRC counsel has confirmed that this tax exemption is not contrary to PRC tax laws.

According to the 2016 Private Education Law effective as of September 1, 2017, private schools, whether non-profit or for-profit, may enjoy preferential tax treatment, and non-profit private schools will be entitled to similar tax benefits as public schools. However, taxation policies for for-profit private schools are still unclear as more specific provisions are not yet to be introduced and all the schools sponsored by the Group had not elected to change or re-register their statuses as of June 30, 2018. As such, the Group is unable to determine the overall taxation impact of the 2016 Private Education Law on the net revenues and profitability in future fiscal years.

For the year ended June 30, 2018, the Company’s subsidiaries and consolidated affiliated companies in PRC, which mainly provide logistic services, management and consulting services, educational training services, after-school enrichment program
and overseas study consulting services, are subject to a unified 25% enterprise income tax rate.

Thus, no income tax expense was recognized for the years ended June 30, 2016 and 2017. The Group recognized current income tax expenses of RMB 66,288 for the year ended June 30, 2018.

The PRC tax system is subject to substantial uncertainties. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Company’s PRC entities to substantial PRC taxes in the future.

As of June 30, 2018, the Group had unused tax loss of RMB2,516 available for offset against future taxable profits, which will begin to expire as of June 30, 2019. No deferred tax assets have been recognized in respect of such tax losses due to the unpredictability of future taxable profit streams.

Under the current EIT Law, dividends paid by an FIE to any of its foreign non-resident enterprise investors are subject to a 10% withholding tax. Thus, the dividends, if and when payable by the Company’s PRC subsidiaries to their offshore parent entities, would be subject to 10% withholding tax. A lower tax rate will be applied if such foreign non-resident enterprise investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China. There is such a tax arrangement between PRC and Hong Kong. Thus, the dividends, if and when payable by the Company’s PRC subsidiaries to the offshore parent entities located in Hong Kong, would be subject to 5% withholding tax rather than statutory rate of 10% provided that the offshore entities located in Hong Kong meet the requirements stipulated by relevant PRC tax regulations. Furthermore, pursuant to the applicable circular and interpretations of the current EIT Law, dividends from earnings created prior to 2008 but distributed after 2008 are not subject to withholding income tax. The Company has not provided for deferred income tax liabilities on the PRC entities’ undistributed earnings of
RMB789,749
and RMB1,032,048 as of June 30, 2017 and 2018, respectively, because the Company controls the timing of the undistributed earnings and it is probable that such earnings will not be distributed. The Company plans to reinvest those earnings in the PRC indefinitely in the foreseeable future.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. During the years ended June 30, 2016, 2017 and 2018, the Company did not carry out any substantial business operations and therefore was not subject to PRC taxes.

Reconciliation between the provision for income tax computed by applying the PRC EIT rates of 25% in fiscal year 2016, 2017 and 2018 to income before income taxes and the actual provision for income tax was as follow:

	2016	2017	2018
	RMB	RMB	RMB
Net income before provision for income tax	99,432	167,743	297,190
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	24,858	41,936	74,298
Effect of expenses that are not deductible in determining taxable profit	—	—	373
Effect of incomes that are not taxable in determining taxable profit	—	—	(956)
Unrecognized tax losses	133	2	70
Utilization of tax losses previously not recognized	—	(579)	(46)
Effect of income tax exemptions	(24,991)	(41,359)	(7,451)
Income tax expense recognized in profit or loss	—	—	66,288